Related Party Transactions - Marketing Services (Details) (Marketing Services [Member], Affiliated Entity, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Marketing Services [Member] | Affiliated Entity
Related Party Transaction
Revenue from related party	$ 38,873